Deferred tax	12 Months Ended
Dec. 31, 2019
Deferred tax
Deferred tax

21. Deferred tax

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,205	€2,514	€1,978
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€289,833	€223,377	€164,079

Deferred taxes in the consolidated statement of operations	€1,158	€535	€20
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,537	1,973	414
Deferred tax expenses relating to change in tax rates	—	—	(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(379)	(1,438)	(213)

The total amount of tax attributes and deductible temporary differences at December 31, 2019 amounted to €1,179.0 million. This is composed of i) consolidated tax losses carried forward and deductible temporary differences at December 31, 2019 amounting to €953.3 million (2018: €688.7 million; 2017: €567 million), and (ii) innovation income deduction and investment deduction carried forward at December 31, 2019 amounting to €225.7 million (2018: €196.4 million; 2017: €107.4 million).

The available statutory tax losses carried forward that can be offset against future statutory taxable profits amounted to €374.1 million on December 31, 2019. These statutory tax losses can be compensated with future statutory profits for an indefinite period except for an amount of €7.2 million in Croatia and the United States with expiry date between 2020 and 2028. On December 31, 2019, the available tax losses carried forward in Galapagos NV (Belgium) amounted to €307.7 million. In addition to the latter, Galapagos NV (Belgium) also benefits from the Belgian innovation income deduction regime which led to report, on December 31, 2019, a carried forward tax deduction of €224.7 million (2018: €195.4 million; 2017: €106.4 million)  that can also be offset against future statutory taxable results. In addition, Galapagos NV (Belgium) also has available investment deduction carried forward of €1 million (2018 and 2017: €1 million) that can be offset against future taxable profits. There is no limit in time for the innovation income deduction and investment deduction carried forward.

With the exception of 2019, we have a history of losses. Excluding the impact of possible sales related revenues for filgotinib (which is subject to regulatory approval), we forecast to continue incurring taxable losses in the foreseeable future as we continue to invest in clinical and preclinical development programs and discovery platforms. Consequently, no deferred tax asset was set up as at December 31, 2019, except for two subsidiaries operating on a cost plus basis and for our fee-for-service business for which deferred tax assets were recognized for €4.2 million (2018: €2.5 million and 2017: €2.0 million).